Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-38971
Entity Registrant Name	XL FLEET CORP.
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	145 Newton Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	(617)
Local Phone Number	718-0329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false